PRIVATE PLACEMENT (Q1) (Details) - Private Placement Warrants [Member] - USD ($)		12 Months Ended
	Aug. 12, 2019	Dec. 31, 2020	Mar. 31, 2021
Private Placement [Abstract]
Warrants issued (in shares)	7,000,000	7,000,000
Share price (in dollars per share)	$ 1.00
Proceeds from private placement of warrants	$ 7,000,000
Class A Ordinary Shares [Member]
Private Placement [Abstract]
Number of ordinary shares called by each warrant (in shares)		1	1
Exercise price of warrant (in dollars per share)		$ 11.50	$ 11.50